Consolidated Statements of Changes in Shareholders' Investment (Parenthetical) - $ / shares	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Consolidated Statements of Changes in Shareholders' Investment
Declared cash dividends (in dollars per share)	$ 1.00	$ 0.80	$ 0.68